Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,148,250.00
Total Offset Amount	0.00
Net Fee	$ 1,148,250.00